Cash and deposits with financial institutions (Tables)	3 Months Ended
Jan. 31, 2022
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	January 31 2022		October 31 2021
Cash and non-interest-bearing deposits with financial institutions	$10,563		$9,693
Interest-bearing deposits with financial institutions	88,490		76,630
Total	$99,053	(1)	$86,323	(1)
(1)	Net of allowances of $1 (October 31, 2021 – $1).